Included in Profit/(Loss) Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	$ 0.6	$ 113.9	$ 9.2
South deep [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	0.3	11.2	2.3
Damang [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs		13.9	2.2
Tarkwa [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	$ 0.3	$ 88.8	$ 4.7